Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Company has Entered into Leases of Buildings - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cost:
At beginning of year	$ 505,494	$ 74,794
Addition during the year	110,206	427,672
Exchange realignment	(4,260)	3,028
Disposal of subsidiaries (note 24)	(358,067)
At end of year	253,373	505,494
Accumulated depreciation:
At beginning of year	120,450	28,496
Depreciation for the year	185,300	90,327
Exchange realignment	(211)	1,627
Disposal of subsidiaries (note 24)	(173,097)
At end of year	132,442	120,450
Net carrying amount	$ 120,931	$ 385,044